Assets pledged, collateral received and assets transferred - Transferred financial assets not qualifying for full derecognition and associated financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	$ 52,604	$ 51,135
Carrying amount of associated liabilities	48,501	48,180
Fair value of transferred assets
Fair value of associated liabilities
Net position
Securities lending agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	39,134	43,644
Carrying amount of associated liabilities	4,613	2,918
Fair value of transferred assets
Fair value of associated liabilities
Net position
Other sales (recourse to transferred assets only)
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets		3,826
Carrying amount of associated liabilities		3,826
Fair value of transferred assets		3,830
Fair value of associated liabilities		3,842
Net position		$ (12)